Basis of preparation - Restatements impact income statement 2019 (Detail) € in Thousands	12 Months Ended
Dec. 31, 2019 EUR (€)
As restated [Member]
Disclosure of restatements impact income statement [line items]
Revenue	€ 196,679
Cost of sales	(87,052)
Gross profit	109,627
Research and development expenses	(23,348)
Sales and marketing expenses	(52,989)
General and administrative expenses	(31,786)
Net other operating income / (expenses)	5,432
Operating profit (loss)	6,936
Financial expenses	(3,682)
Financial income	1,377
Share in loss of joint venture	(392)
(Loss) profit before taxes	4,239
Income taxes	(2,595)
Net (loss) profit for the year	1,644
Net (loss) profit attributable to:
The owners of the parent	1,586
Non-controlling interest	58
IFRS 3 Engimplan [Member]
Disclosure of restatements impact income statement [line items]
Revenue	0
Cost of sales	(80)
Gross profit	(80)
Research and development expenses	0
Sales and marketing expenses	0
General and administrative expenses	0
Net other operating income / (expenses)	0
Operating profit (loss)	(80)
Financial expenses	0
Financial income	0
Share in loss of joint venture	0
(Loss) profit before taxes	(80)
Income taxes	0
Net (loss) profit for the year	(80)
Net (loss) profit attributable to:
The owners of the parent	(60)
Non-controlling interest	(20)
As previously reported [Member]
Disclosure of restatements impact income statement [line items]
Revenue	196,679
Cost of sales	(86,972)
Gross profit	109,707
Research and development expenses	(23,348)
Sales and marketing expenses	(52,989)
General and administrative expenses	(31,786)
Net other operating income / (expenses)	5,432
Operating profit (loss)	7,016
Financial expenses	(3,682)
Financial income	1,377
Share in loss of joint venture	(392)
(Loss) profit before taxes	4,319
Income taxes	(2,595)
Net (loss) profit for the year	1,724
Net (loss) profit attributable to:
The owners of the parent	1,646
Non-controlling interest	€ 78